Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories	Inventories consisted of the following:

	December 31,
	2012	2013
Raw materials	$46,589	$51,762
Work-in-progress	31,896	35,821
Finished goods	31,614	51,225

Total inventories	$110,099	$138,808